RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Schedule of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(194)	$(23)
Loans and notes receivable with other affiliates	533	277
Debt obligations, payables and other liabilities(1)	(2,325)	(2,402)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(432)	(578)
Preferred shares held by the partnership	212	—
Preferred shares held by Brookfield Corporation	(3,033)	(2,959)
Brookfield Corporation interest in CanHoldco	(1,210)	(1,231)
(1)    Includes other payables and liabilities with other affiliates as of June 30, 2026 of $325 million (December 31, 2025 - $372 million).

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Transactions with related parties:
Commercial property revenue(1)	$18	$12	$26	$25
Management, leasing and development fee income	37	18	64	45
Expenses from equity accounted investments	14	6	23	18
Interest expense on debt obligations	48	55	92	116
General and administrative expense(2)	87	84	174	164
Construction costs(3)	6	6	7	18
Distributions on Brookfield Corporation’s interest in CanHoldco	5	11	6	13
(1)Amounts received from the Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to the Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, compensation expense and administrative services.
(3)Includes amounts paid to the Corporation and its subsidiaries for construction costs of development properties.